Current and long-term debt - 2022 AVIC lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 861,967	$ 1,588,290
Principal repayments recognized in consolidated cash flow statements			$ 0	516,127	$ 79,502
2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings				103,500
Deposits held by lessor				$ 1,200
2022 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 118,400
STI Gramercy and STI Queens | 2022 AVIC Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						2
STI Selatar and STI Oxford | 2022 AVIC Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						2
STI Gramercy And STI Queens | 2022 AVIC Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements		$ 39,100
Deposits held by lessor		500
Purchase option fees		$ 600
STI Oxford And STI Selatar | 2022 AVIC Lease Financing | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 62,000
Deposits held by lessor	700
Purchase option fees	$ 900